Commitments and Contingencies - Narrative (Details) $ in Millions		12 Months Ended
	May 17, 2021 $ / bbl	Dec. 31, 2021 CAD ($) $ / bbl	Jan. 01, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Contractual commitments		$ 34,846		$ 22,519
Transportation and Storage		30,986		21,397
Outstanding letters of credit		$ 565		441
Average crude oil price | $ / bbl		45.00
Contingent liabilities recognised in business combination		$ 236		63	$ 143
Keystone XL Pipeline
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage				$ 7,000
Arrangement
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Contractual commitments			$ 17,600
Transportation and Storage			7,400
Arrangement | Commitments approved and not yet in service
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage			$ 1,700
HMLP
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Contractual commitments		$ 2,600
Conoco Phillips Company and certain of its subsidiaries
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Average crude oil price | $ / bbl	52.00